Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Thousands	2 Months Ended		9 Months Ended
	Mar. 01, 2017 USD ($) $ / shares	Mar. 01, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Feb. 23, 2017 EUR (€)
Subsequent Event [Line Items]
Restructuring Charges			$ 8,018
Subsequent Event
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 23, 2017	Feb. 23, 2017
Business Acquisition, Name of Acquired Entity	IPC Group	IPC Group
Business Combination, Expected Consideration Transferred, in Dollars	$ 350,000
Business Combination, Expected Consideration Transferred, in Euros | €		€ 330,000
Annual Sales, IPC Group, in Dollars	$ 203,000
Annual Sales, IPC Group, in Euros | €		€ 192,000
Subsequent Event | Restructuring Charges - Global Workforce Reduction
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 23, 2017	Feb. 23, 2017
Restructuring Charge, Estimated Savings in 2017	$ 7,000
Restructuring Charge, Estimated Savings in 2018	10,000
Subsequent Event | Restructuring Charges - Global Workforce Reduction | Minimum
Subsequent Event [Line Items]
Restructuring Charges	$ 7,000
Restructuring Charge, in Earnings per Share | $ / shares	$ 0.27
Subsequent Event | Restructuring Charges - Global Workforce Reduction | Maximum
Subsequent Event [Line Items]
Restructuring Charges	$ 8,000
Restructuring Charge, in Earnings per Share | $ / shares	$ 0.30
Subsequent Event | Foreign Exchange Call Option
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 23, 2017	Feb. 23, 2017
Call Option, Notional Amount | €				€ 180,000
Call Option, Expiration Date	Apr. 03, 2017	Apr. 03, 2017
Subsequent Event | Termination of Pension Plan
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 15, 2017	Feb. 15, 2017
Pension Plan, Effective Date of Termination	May 15, 2017	May 15, 2017
Subsequent Event | Joint Development Arrangement
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 13, 2017	Feb. 13, 2017
Joint Venture, Nature and Purpose	The joint venture will operate as the distributor of the i-mop, a heavy-duty scrubber that combines the cleaning performance of an autoscrubber with the agility of a flat mop, in North America.	The joint venture will operate as the distributor of the i-mop, a heavy-duty scrubber that combines the cleaning performance of an autoscrubber with the agility of a flat mop, in North America.
Joint Venture, Selling and Service Date	Apr. 03, 2017	Apr. 03, 2017